Concentration of Credit Risk - Schedule of Group’s Total Revenue (Details)	12 Months Ended
	Sep. 30, 2025		Sep. 30, 2024		Sep. 30, 2023
Customer Concentration Risk [Member] | Customer E [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	12.01%		23.08%			[1]
Customer Concentration Risk [Member] | Customer E [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[1]	42.10%
Customer Concentration Risk [Member] | Customer L [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	22.71%			[1]		[1]
Customer Concentration Risk [Member] | Customer L [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	26.04%		14.17%
Customer Concentration Risk [Member] | Customer N [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	20.01%			[1]		[1]
Customer Concentration Risk [Member] | Customer N [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	28.30%		10.51%
Customer Concentration Risk [Member] | Customer K [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	15.16%			[1]		[1]
Customer Concentration Risk [Member] | Customer K [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	18.07%		17.66%
Customer Concentration Risk [Member] | Customer M [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	14.99%			[1]		[1]
Customer Concentration Risk [Member] | Customer M [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	20.87%		13.29%
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[1]		[1]	11.95%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[1]		[1]	10.73%
Customer Concentration Risk [Member] | Customer G [Member] | Contract Liabilities [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[1]	17.41%
Customer Concentration Risk [Member] | Customer O [Member] | Contract Liabilities [Member]
Concentration Risk [Line Items]
Concentration risk percentage	84.90%		22.79%
Customer Concentration Risk [Member] | Customer J [Member] | Contract Liabilities [Member]
Concentration Risk [Line Items]
Concentration risk percentage	11.60%		13.26%
Customer Concentration Risk [Member] | Customer P [Member] | Contract Liabilities [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[1]	13.08%
Customer Concentration Risk [Member] | Customer Q [Member] | Contract Liabilities [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[1]	11.06%
Supplier Concentration Risk [Member] | Supplier S [Member] | Group’s Purchase [Member]
Concentration Risk [Line Items]
Concentration risk percentage	19.43%			[1]		[1]
Supplier Concentration Risk [Member] | Supplier S [Member] | Account Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	87.60%			[1]
Supplier Concentration Risk [Member] | Supplier O [Member] | Group’s Purchase [Member]
Concentration Risk [Line Items]
Concentration risk percentage	14.81%			[1]		[1]
Supplier Concentration Risk [Member] | Supplier O [Member] | Account Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	12.34%		20.05%
Supplier Concentration Risk [Member] | Supplier F [Member] | Group’s Purchase [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.74%			[1]		[1]
Supplier Concentration Risk [Member] | Suppliers N [Member] | Group’s Purchase [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[1]	15.39%			[1]
Supplier Concentration Risk [Member] | Supplier A [Member] | Group’s Purchase [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[1]		[1]	17.02%
Supplier Concentration Risk [Member] | Supplier B [Member] | Group’s Purchase [Member]
Concentration Risk [Line Items]
Concentration risk percentage	17.61%		10.74%		17.52%
Supplier Concentration Risk [Member] | Supplier C [Member] | Group’s Purchase [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[1]		[1]	11.04%
Supplier Concentration Risk [Member] | Supplier C [Member] | Account Payable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[1]	33.07%
Supplier Concentration Risk [Member] | Supplier T [Member] | Group’s advance [Member]
Concentration Risk [Line Items]
Concentration risk percentage	99.93%			[1]
Supplier Concentration Risk [Member] | Supplier P [Member] | Group’s advance [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[1]	46.85%
Supplier Concentration Risk [Member] | Supplier Q [Member] | Group’s advance [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[1]	27.22%

[1]	represent percentage less than 10%